ATA INC (Parent Company) (Tables)	12 Months Ended
Mar. 31, 2013
ATA INC. ("Parent Company")
Schedule of condensed balance sheets

Condensed Balance Sheets

	March 31,
	2012	2013	2013
	RMB	RMB	USD
Cash	48,532,826	41,744,636	6,721,298
Prepaid expenses and other current assets	840,201	464,873	74,849
Investments in subsidiaries	317,670,591	334,415,959	53,844,265
Total assets	367,043,618	376,625,468	60,640,412

Accrued expenses and other current liabilities	629,047	1,077,749	173,528
Total liabilities	629,047	1,077,749	173,528

Common shares	3,442,803	3,461,060	557,265
Treasury shares	—	(329,357)	(53,030)
Additional paid in capital	440,832,695	427,443,700	68,822,648
Accumulated other comprehensive loss	(26,004,399)	(26,379,146)	(4,247,302)
Accumulated deficit	(51,856,528)	(28,648,538)	(4,612,697)
Total shareholders’ equity	366,414,571	375,547,719	60,466,884
Total liabilities and shareholders’ equity	367,043,618	376,625,468	60,640,412

Schedule of condensed statements of comprehensive income

Condensed Statements ofComprehensive Income

	Year Ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	USD

Operating expenses	(8,754,744)	(7,487,523)	(7,567,474)	(1,218,437)
Investment income	27,535,955	60,175,402	30,685,632	4,940,689
Interest income	97,045	377,333	112,656	18,139
Foreign currency exchange gains (losses), net	875,760	2,776,258	(22,824)	(3,675)
Earnings before income taxes	19,754,016	55,841,470	23,207,990	3,736,716
Income tax expense	—	—	—	—
Net income	19,754,016	55,841,470	23,207,990	3,736,716
Foreign currency translation adjustment, net of nil income taxes	(5,817,855)	(3,787,210)	(374,747)	(60,338)
Comprehensive income	13,936,161	52,054,260	22,833,243	3,676,378

Schedule of condensed statements of cash flows

Condensed Statements of Cash Flows

	Year Ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	USD
Net cash used in operating activities	(8,122,776)	(4,529,639)	(6,675,424)	(1,074,809)
Cash flows from investing activities :
Collection from (advances to) subsidiaries	(5,139)	1,140,127	26,836,132	4,320,882
Net cash provided by (used in) investing activities	(5,139)	1,140,127	26,836,132	4,320,882

Cash flows from financing activities :
Proceeds from exercise of share options	—	631,844	—	—
Cash paid for employee individual income tax of net-settlement of vested shares	—	—	(913,453)	(147,075)
Cash paid for repurchase of common shares	—	—	(329,357)	(53,030)
Collection of receivable from shareholders	—	1,035,796	—	—
Special cash dividend	—	(63,634,726)	(25,331,341)	(4,078,595)
Net cash used in financing activities	—	(61,967,086)	(26,574,151)	(4,278,700)

Effect of foreign exchange rate changes on cash	(4,039,042)	(2,929,270)	(374,747)	(60,338)
Net decrease in cash	(12,166,957)	(68,285,868)	(6,788,190)	(1,092,965)
Cash at beginning of year	128,985,651	116,818,694	48,532,826	7,814,263
Cash at end of year	116,818,694	48,532,826	41,744,636	6,721,298

Supplemental disclosures of cash flow information :
Non-cash investing and financing activities:
Receivable from shareholders for exercise of common share options	1,035,796	—	—	—